Stock Based Compensation (Details 3) - Aerkomm 2017 Plan [Member]	6 Months Ended
Jun. 30, 2017 $ / shares shares
Number of Shares
Outstanding, Beginning | shares
Granted | shares	1,455,000
Exercised | shares
Forfeited/Cancelled | shares
Outstanding, Ending | shares	1,455,000
Exercisable, Ending | shares	242,500
Weighted Average Exercise Price per Share
Outstanding, Beginning
Granted	5.5057
Exercised
Forfeited/Cancelled
Outstanding, Ending	5.5057
Exercisable, Ending	5.5000
Weighted Average Fair Value Per Share
Outstanding, Beginning
Granted	2.8550
Exercised
Forfeited/Cancelled
Outstanding, Ending	2.8550
Exercisable, Ending	$ 2.8550